NON-CONTROLLING INTEREST (NCI) (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (4,532,457)	$ (3,357,287)	$ 162,471
Deficiency attributable to shareholders			$ 223,612
Tower Construction & Technical Services, Inc (TCTS) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%	50.00%
Non-controlling interests	$ 953,706	$ 919,976
Comercializadora Mexmaken SA De CV [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	90.00%	90.00%
Non-controlling interests	$ 791,573	$ 111,962
Evolution Technology SA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	65.00%	65.00%
Non-controlling interests	$ 2,787,178	$ 2,325,349